FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
FUTURETECH II ACQUISITION CORP [Member]
FAIR VALUE MEASUREMENTS

NOTE 8 - Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets that are re-measured and reported at fair value at each reporting period.

The following table presents information about the Company’s assets that are measured at fair value at June 30, 2025 and December 31, 2024, and indicates the Fair Value Hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	June 30, 2025	December 31, 2024
Assets:
Interest Bearing Bank Demand Deposit held in trust account	1	$9,133,890	$26,447,350

NOTE 8 - Fair Value Measurements

The Company follows the guidance in ASC 820 for its financial assets that are re-measured and reported at fair value at each reporting period.

The following table presents information about the Company’s assets that are measured at fair value at December 31, 2024 and December 31, 2023, and indicates the Fair Value Hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2024	December 31, 2023
Assets:
Interest Bearing Bank Demand Deposit held in trust account	1	$26,447,350	$61,839,164